Document And Entity Information	9 Months Ended
Sep. 30, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Entity Registrant Name	CREATIVE MEDICAL TECHNOLOGY HOLDINGS, INC.
Entity Central Index Key	0001187953
Entity Filer Category	Smaller Reporting Company